Share-based payments - Summary of Movements for Equity and Cash-Settled LTIP Scheme (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity Settled Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year (in shares)	7,806	8,960
Number of options granted (in shares)	5,128	3,379
Number of options, Exercised during the period (in shares)	(1,765)	(2,401)
Number of options, Forfeited during the period (in shares)	(1,221)	(2,132)
Number of options, Outstanding at end of year (in shares)	9,948	7,806
Number of options, Exercisable at end of year (in shares)	369	513
LTIP, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding at start of year (in shares)	198	196
Number of options granted (in shares)	135	94
Number of options, Exercised during the period (in shares)	(64)	(51)
Number of options, Forfeited during the period (in shares)	(55)	(41)
Number of options, Outstanding at end of year (in shares)	214	198
Number of options, Exercisable at end of year (in shares)	11	24